[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Intermediate-Term Treasury Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INTERMEDIATE-TERM TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy intermediate-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be between three and 10 years.

    Additional information about Intermediate-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Treasury than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * As with all funds, at any given time the value of your shares of Intermediate-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term Treasury's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         8.94%
         1997         8.38%
         1996         4.08%
         1995        13.70%
         1994        -2.34%
         1993         7.91%
         1992         6.55%
         1991        13.75%
         1990         9.20%
         1989        11.93%

        (1) As of March 31, 1999, the end of the most recent calendar quarter, Intermediate-Term Treasury's year-to-date return was -1.23%.


Intermediate-Term Treasury                    American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Intermediate-Term
      Treasury                6.67% (2Q 1989)         -2.04% (1Q 1994)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Brothers 3- to 10-Year Treasury Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                          1 YEAR      5 YEARS     10 YEARS     LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Intermediate-Term
       Treasury           6.09%        6.59%      7.88%        8.66%
     Salomon Brothers
       3- to 10-Year
       Treasury Index     7.10%        7.26%      8.41%        9.67%(2)

        (1) The inception date for Intermediate-Term Treasury is May 16, 1980.

        (2) Benchmark from May 31, 1980.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
      Management Fee                                0.51%(1)
      Distribution and Service (12b-1) Fees         None
      Other Expenses(2)                             0.00%
      Total Annual Fund Operating Expenses          0.51%


     (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the management fee rate generally decreases as fund assets increase.

     (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

         1 year            3 years           5 years            10 years
    ---------------------------------------------------------------------------
         $52               $164              $285               $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Intermediate-Term Treasury is identified as follows:

    ROBERT GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Treasury since January 1998. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri, Kansas City.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                     Intermediate-Term Treasury


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Treasury for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16124   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Long-Term Treasury Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


LONG-TERM TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Long-Term Treasury seeks the highest level of current income exempt from state income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in agency securities.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be between 20 and 30 years.

    Additional information about Long-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Treasury than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.

    * As with all funds, at any given time the value of your shares of Long-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Long-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Long-Term Treasury's Investor Class shares for each calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         12.76%
         1997         14.76%
         1996         -1.36%
         1995         29.25%
         1994         -9.25%
         1993         17.64

         (1) As of March 31, 1999, the end of the most recent calendar quarter, Long-Term Treasury's year-to-date return was -4.18%.


Long-Term Treasury                            American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Long-Term Treasury        10.48% (2Q 1995)        -7.00% (1Q 1996)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Long-Term Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                   1 YEAR        5 YEARS      LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
      Long-Term Treasury           6.33%         9.03%        8.30%
      Salomon Long-Term
        Treasury & Agency Index    6.92%         9.80%        9.27%(2)

        (1) The inception date for Long-Term Treasury is September 8, 1992.

        (2) Benchmark from September 30, 1992.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
       Management Fee                                         0.51%(1)
       Distribution and Service (12b-1) Fees                  None
       Other Expenses(2)                                      0.01%
       Total Annual Fund Operating Expenses                   0.52%


       (1) Based on expenses incurred during the fund's not recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

       (2) Other   expenses   include  the  fees  and  expenses  of  the  fund's
           independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

          1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
          $53               $167             $291               $653

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Long-Term Treasury is identified as follows:

    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Long-Term Treasury since September 1992. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                             Long-Term Treasury


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Long-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16125   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Short-Term Government Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


SHORT-TERM GOVERNMENT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Short-Term Government seeks high current income while maintaining safety of principal.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be three years or less.

    Additional information about Short-Term Government's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

    * Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

    * As with all funds, at any given time the value of your shares of Short-Term Government may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Short-Term Government is intended for investors who seek high current income that is consistent with investment in securities issued by the U.S. government and its agencies and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Short-Term Government's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         6.04%
         1997         6.02%
         1996         4.11%
         1995        10.51%
         1994        -0.49%
         1993         4.17%
         1992         4.39%
         1991        11.64%
         1990         7.53%
         1989         9.99%

         (1) As of March 31, 1999, the end of the most recent calendar quarter, Short-Term Government's year-to-date return was 0.49%.


Short-Term Government                         American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                 Lowest
    ---------------------------------------------------------------------------
    Short-Term Government       5.13% (2Q 1989)         -1.03% (1Q 1994)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Brothers 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                             1 YEAR    5 YEARS    10 YEARS    LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
      Short-Term
        Government           5.39%     5.50%      6.28%       7.08%
      Salomon Brothers
        1- to 3-Year
        Treasury/Agency
        Index                6.10%     6.18%      7.27%       8.16%(2)

        (1) The inception date for Short-Term Government is December 15, 1982.

        (2) Benchmark from December 31, 1982.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
       Management Fee                              0.59%(1)
       Distribution and Service (12b-1) Fees       None
       Other Expenses(1)                           0.00%
       Total Annual Fund Operating Expenses        0.59%

      (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

      (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

            1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
            $60               $189             $329               $738

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Short-Term Government is identified as follows:

    NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Government since January 1995. He joined American Century in 1994. He has a bachelor's degree in decision science and an MBA in international finance from the University of San Francisco.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                          Short-Term Government


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Government for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Short-Term Government pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16126   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
AMERICAN
CENTURY

Inflation-Adjusted Treasury Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INFLATION-ADJUSTED TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Inflation-Adjusted Treasury seeks total return consistent with investment in U.S. Treasury inflation-adjusted securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund manager buys inflation-indexed U.S. Treasury securities guaranteed primarily by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

    The fund manager also may buy U.S. Treasury securities that are not inflation-indexed.

    The fund manager may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

    Additional information about Inflation-Adjusted Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Inflation-adjusted securities are sold based upon an assumption about real interest rates. "Real" interest rates are the market rate of interest minus the anticipated rate of inflation. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This real interest rate risk is higher for Inflation-Adjusted Treasury than for funds that do not invest in inflation-indexed securities.

    * As with all funds, at any given time the value of your shares of Inflation-Adjusted Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Inflation-Adjusted Treasury is intended for investors who seek total return that is consistent with investment in U.S. Treasury inflation-indexed securities and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Inflation-Adjusted Treasury's Investor Class shares for each calendar year since the fund's inception on February 10, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         3.45%

         (1) As of March 31, 1999, the end of the most recent calendar quarter, Inflation-Adjusted Treasury's year-to-date return was 0.31%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest               Lowest
    ---------------------------------------------------------------------------
    Inflation-Adjusted Treasury   2.27% (3Q 1998)       -0.37 (4Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Brothers Treasury Index and the Salomon Brothers U.S. Inflation-Linked Index are unmanaged indices that reflect no operating costs and are included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.


Inflation-Adjusted Treasury                   American Century Investments


                                          1 YEAR            LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Inflation-Adjusted Treasury          3.37%             2.23%
     Salomon Brothers U.S.
       Inflation-Linked Index             4.10%             3.17%(2)
     Salomon Brothers Treasury Index      7.09%            11.74%(3)

        (1) The inception date for Inflation-Adjusted Treasury is February 10, 1997.

        (2) Benchmark from February 28, 1997.

        (3) Benchmark from February 28, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                  0.51%(1)
         Distribution and Service (12b-1) Fees           None
         Other Expenses(2)                               0.13%
         Total Annual Fund Operating Expenses            0.64%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other  expenses   include  the  fees  and  expenses  of  the  fund's
            independent   trustees,   their   legal   counsel,    interest   and
            extraordinary expenses.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

         1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
         $65               $205             $357               $798

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Inflation-Adjusted Treasury is identified as follows:

    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Treasury since its inception in February 1997. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                    Inflation-Adjusted Treasury


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Inflation-Adjusted Treasury for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Inflation-Adjusted Treasury pays distributions of substantially all of its income, including "imputed income," monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16127   9904                                   Funds Distributor, Inc.